UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 94.0%

Air Transportation: 7.0%
175,000	American Airlines Group, Inc.	$8,806,000
700,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	10,185,000
		18,991,000

Audio & Video Equipment Manufacturing: 0.8%
125,000	Knowles Corp. *	2,115,000

Basic Materials Manufacturing: 14.2%
84,400	Eagle Materials, Inc.	7,800,248
197,000	Encore Wire Corp.	8,411,900
250,000	KapStone Paper & Packaging Corp.	5,157,500
400,000	TimkenSteel Corp. *	6,148,000
59,098	U.S. Concrete, Inc. *	4,642,148
300,000	United States Steel Corp.	6,642,000
		38,801,796
Computer & Electronic Products: 7.6%
500,000	Advanced Micro Devices, Inc. *	6,240,000
125,000	Integrated Device Technology, Inc. *	3,223,750
240,000	Micron Technology, Inc. *	7,166,400
100,000	NCR Corp. *	4,084,000
		20,714,150

Construction: 2.5%
200,000	DR Horton, Inc.	6,914,000

Depository Credit Intermediation: 2.5%
80,000	Bank of America Corp.	1,940,800
187,900	Veritex Holdings, Inc. *	4,947,407
		6,888,207
Food & Beverage Manufacturing: 3.5%
1,000,000	Amplify Snack Brands, Inc. *	9,640,000

Internet Services: 11.6%
70,000	Facebook, Inc. - Class A *	10,568,600
1,350,094	Gogo, Inc. *	15,566,584
185,000	Yelp, Inc. *	5,553,700
		31,688,884
Land Ownership & Leasing: 4.8%
45,000	Texas Pacific Land Trust	13,220,100

Manufacturing: 2.7%
1,641,464	The Dixie Group, Inc. *,1,2	7,386,588

Mining, Oil & Gas Extraction: 11.7%
969,220	Comstock Resources, Inc. *,2	6,852,385
650,000	Freeport-McMoRan, Inc. *	7,806,500
197,400	Lonestar Resources US, Inc. - Class A *	848,820
425,000	Matador Resources Co. *	9,082,250
575,000	Ring Energy, Inc. *	7,475,000
		32,064,955

Non-Depository Credit Intermediation: 1.1%
50,000	Discover Financial Services	3,109,500

Recreation: 2.2%
464,289	Callaway Golf Co.	5,933,614

Restaurants & Eating Places: 1.6%
1,527,974	Luby's, Inc. *,1,2	4,293,607

Retail Trade: 5.0%
100,000	Industria de Diseno Textil SA - ADR	1,925,000
2,500,000	J.C. Penney Co., Inc. *	11,625,000
		13,550,000
Software Publishers: 10.3%
650,000	Nutanix, Inc. - Class A *	13,097,500
490,000	Square, Inc. *	11,495,400
120,000	Symantec Corp.	3,390,000
		27,982,900
Support Activities for Mining: 4.9%
1,500,000	Fairmount Santrol Holdings, Inc. *	5,850,000
400,000	Select Energy Services, Inc. *	4,860,000
219,870	Solaris Oilfield Infrastructure, Inc. *	2,535,101
		13,245,101
TOTAL COMMON STOCKS
(Cost $266,781,437)		256,539,402

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 6.0% *
Air Transportation: 0.6%
3,000	United Continental Holdings, Inc. Expiration: January 2018, Exercise Price: $80.00	1,612,500
Computer & Electronic Products: 1.3%
500	Apple, Inc. Expiration: July 2017, Exercise Price: $100.00	2,211,250
425	NVIDIA Corp. Expiration: January 2018, Exercise Price: $120.00	1,377,000
		3,588,250
Couriers & Express Delivery Services: 1.5%
750	FedEx Corp. Expiration: January 2018, Exercise Price: $165.00	4,143,750

Leisure: 0.7%
	Royal Caribbean Cruises Ltd.
600	Expiration: September 2017, Exercise Price: $90.00	1,216,500
300	Expiration: January 2018, Exercise Price: $90.00	647,250
		1,863,750
Restaurants & Eating Places: 1.2%
750	McDonald's Corp. Expiration: January 2018, Exercise Price: $110.00	3,243,750
Pharmaceuticals & Medicine Manufacturing: 0.4%
350	Kite Pharma, Inc. Expiration: January 2018, Exercise Price: $75.00	1,230,250
Software Publishers: 0.3%
550	Activision Blizzard, Inc. Expiration: November 2017, Exercise Price: $43.00	855,250
TOTAL CALL OPTIONS PURCHASED
(Cost $11,219,413)		16,537,500

Shares
SHORT-TERM INVESTMENTS: 1.0%
Money Market Funds: 1.0%
2,658,163	Invesco Short-Term Investments Trust-Treasury Portfolio - Institutional Class, 0.850% [3]	2,658,163
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,658,163)		2,658,163
TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $280,659,013)		275,735,065
Liabilities in Excess of Other Assets: (1.0)%		(2,703,454)
TOTAL NET ASSETS: 100.0%		$273,031,611

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of June 30, 2017, the total value of the investments considered illiquid was $10,351,843 or 3.8% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2017	Purchases	Sales	Share Balance June 30, 2017	Realized Gain (Loss)	Dividend Income	Value June 30, 2017	Cost
Comstock Resources, Inc.	969,220	-	-	969,220	$-	$-	$6,852,385	$15,246,372
The Dixie Group, Inc.	1,683,521	-	42,057	1,641,464	(443,592)	-	7,386,588	12,030,168
Luby's, Inc.	1,527,974	-	-	1,527,974	-	-	4,293,607	10,197,546
Total							$18,532,580	$37,474,086
U.S. Concrete, Inc. ^	115,000	-	55,902	59,098	1,070,660	-	$4,642,148	$2,653,112
Total					$627,068	$-
^ This security was considered an affiliate during the period, but is no longer an affiliate at June 30, 2017.

[3]	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$280,659,013
Gross unrealized appreciation	40,280,323
Gross unrealized depreciation	(45,204,271)
Net unrealized depreciation	$(4,923,948)

+Because tax adjustments are calculated annually at the end of the Hodges Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$256,539,402	$-	$-	$256,539,402
Call Options Purchased	-	16,537,500	-	16,537,500
Short-Term Investments	2,658,163	-	-	2,658,163
Total Investments	$259,197,565	$16,537,500	$-	$275,735,065

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended June 30, 2017.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The monthly average absolute value of options held by the Fund during the period was $12,479,201.  The following table presents the value of derivative instruments, held long or sold short by the Fund, at  June 30, 2017:

Net Unrealized Gain/(Loss) on Open Positions
	Value - Asset Derivative		Value - Liability Derivative
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$ 16,537,500	$ -	$ -	$ -	$ 5,318,087

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Air Transportation: 6.5%
1,443,000	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	$20,995,650
1,000,000	JetBlue Airways Corp. *	22,830,000
300,000	Spirit Airlines, Inc. *	15,495,000
		59,320,650
Automotive Retail: 1.9%
270,000	Group 1 Automotive, Inc.	17,096,400

Basic Materials Manufacturing: 15.6%
825,000	Commercial Metals Co.	16,029,750
258,700	Eagle Materials, Inc.	23,909,054
677,000	Encore Wire Corp. [1]	28,907,900
1,450,000	KapStone Paper & Packaging Corp.	29,913,500
270,000	U.S. Concrete, Inc. *	21,208,500
1,050,000	United States Steel Corp.	23,247,000
		143,215,704
Computer & Electronic Products: 6.3%
440,000	Cypress Semiconductor Corp.	6,006,000
400,000	Diodes, Inc. *	9,612,000
365,000	FARO Technologies, Inc. *	13,797,000
175,000	Integrated Device Technology, Inc. *	4,513,250
1,000,000	Tower Semiconductor Ltd. *	23,850,000
		57,778,250
Construction: 2.3%
850,000	Primoris Services Corp.	21,199,000

Couriers & Express Delivery Services: 1.5%
612,088	Air Transport Services Group, Inc. *	13,331,277

Depository Credit Intermediation: 8.0%
1,040,000	Hilltop Holdings, Inc.	27,258,400
295,949	Independent Bank Group, Inc.	17,608,966
750,000	LegacyTexas Financial Group, Inc.	28,597,500
		73,464,866
Financial Investment Activities: 1.5%
775,000	Virtu Financial, Inc.	13,678,750

Food & Beverage Manufacturing: 1.8%
1,760,152	Amplify Snack Brands, Inc. *	16,967,865

Freight Transportation: 1.2%
410,000	Marten Transport Ltd.	11,234,000

Furniture Manufacturing: 0.8%
520,000	Steelcase, Inc. - Class A	7,280,000

General Manufacturing: 2.8%
725,000	Cooper Tire & Rubber Co.	26,172,500

Hotels: 0.6%
390,700	La Quinta Holdings, Inc. *	5,770,639

Internet Services: 2.4%
1,898,000	Gogo, Inc. *	21,883,940

Investment Management: 1.0%
900,000	WisdomTree Investments, Inc.	9,153,000

Land Ownership & Leasing: 3.1%
97,000	Texas Pacific Land Trust [1]	28,496,660

Machinery: 1.8%
240,000	AGCO Corp.	16,173,600

Medical Equipment & Supplies Manufacturing: 1.7%
400,000	BioTelemetry, Inc. *	13,380,000
1,627,500	Dignitana AB *,1,2	2,453,411
		15,833,411
Mining, Oil & Gas Extraction: 8.4%
1,550,000	Cliffs Natural Resources, Inc. *	10,726,000
322,000	Comstock Resources, Inc. *,2	2,276,540
130,000	Diamondback Energy, Inc. *	11,545,300
867,409	Matador Resources Co. *	18,536,530
775,000	RSP Permian, Inc. *	25,009,250
1,000,000	WPX Energy, Inc. *	9,660,000
		77,753,620
Petroleum Products: 0.1%
200,000	Aegean Marine Petroleum Network, Inc.	1,170,000

Pharmaceuticals: 1.7%
355,000	Supernus Pharmaceuticals, Inc. *	15,300,500

Real Estate Investment Trusts: 2.1%
340,000	CyrusOne, Inc.	18,955,000

Recreation: 3.5%
260,000	Brunswick Corp.	16,309,800
1,225,000	ClubCorp Holdings, Inc.	16,047,500
		32,357,300
Restaurants & Eating Places: 2.4%
1,140,000	Luby's, Inc. *,1,2	3,203,400
375,000	Texas Roadhouse, Inc.	19,106,250
		22,309,650

Retail Trade: 8.0%
1,600,000	American Eagle Outfitters, Inc.	19,280,000
155,000	Casey's General Stores, Inc.	16,602,050
3,800,000	J.C. Penney Co., Inc. *	17,670,000
850,000	Party City Holdco, Inc. *	13,302,500
315,000	Shoe Carnival, Inc.	6,577,200
		73,431,750
Scientific Research & Development Services: 2.7%
250,000	Charles River Laboratories International, Inc. *	25,287,500

Securities & Commodity Contracts Intermediation & Brokerage: 1.4%
285,000	Stifel Financial Corp. *	13,104,300

Software Publishers: 3.9%
600,000	Fortinet, Inc. *	22,464,000
667,343	Nutanix, Inc. - Class A *	13,446,961
		35,910,961
Support Activities for Mining: 1.9%
800,000	Fairmount Santrol Holdings, Inc. *	3,120,000
300,000	Solaris Oilfield Infrastructure, Inc. *	3,459,000
310,000	U.S. Silica Holdings, Inc.	11,001,900
		17,580,900
Transportation & Warehousing: 0.9%
130,000	Kirby Corp. *	8,690,500

Transportation Equipment: 1.9%
630,000	Trinity Industries, Inc.	17,658,900

TOTAL COMMON STOCKS
(Cost $849,218,243)		917,561,393
SHORT-TERM INVESTMENTS: 0.0% [3]
Money Market Funds: 0.0%
976	Invesco Short-Term Investments Trust-Treasury Portfolio - Institutional Class, 0.850% [4]	976
TOTAL SHORT-TERM INVESTMENTS
(Cost $976)		976
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $849,219,219)		917,562,369
Other Assets in Excess of Liabilities: 0.3%		2,467,525
TOTAL NET ASSETS: 100.0%		$920,029,894

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of June 30, 2017, the total value of the investments considered illiquid was $20,592,395 or 2.2% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2017	Purchases	Sales	Share Balance June 30, 2017	Realized Gain (Loss)	Dividend Income	Value June 30, 2017	Cost
Comstock Resources, Inc.	322,000	-	-	322,000	$-	$-	$2,276,540	$8,897,116
Dignitana AB	1,627,500	-	-	1,627,500	-	-	2,453,411	2,944,813
Luby's, Inc.	1,140,000	-	-	1,140,000	-	-	3,203,400	5,345,850
Total							$7,933,351	$17,187,779
U.S. Concrete, Inc. ^	428,000	-	158,000	270,000	5,278,970	-	$21,208,500	$8,804,786
Total					$5,278,970	$-
^ This security was considered an affiliate during the period, but is no longer an affiliate at June 30, 2017.

[3]	Does not round to 0.1%
[4]	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$849,219,219
Gross unrealized appreciation	153,164,579
Gross unrealized depreciation	(84,821,429)
Net unrealized appreciation	$68,343,150

+Because tax adjustments are calculated annually at the end of the Hodges Small Cap Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$917,561,393	$-	$-	$917,561,393
Short-Term Investments	976	-	-	976
Total Investments	$917,562,369	$-	$-	$917,562,369

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended June 30, 2017.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
Air Transportation: 2.7%
200,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$2,910,000

Automobile Retail: 2.0%
35,000	Group 1 Automotive, Inc.	2,216,200

Basic Materials Manufacturing: 10.9%
110,000	Commercial Metals Co.	2,137,300
60,000	Encore Wire Corp.	2,562,000
150,000	KapStone Paper & Packaging Corp.	3,094,500
120,000	TimkenSteel Corp. *	1,844,400
30,000	U.S. Concrete, Inc. *	2,356,500
		11,994,700
Communications Equipment Manufacturing: 1.8%
275,000	Mitel Networks Corp. *	2,021,250

Computer & Electronic Products: 6.2%
90,000	Integrated Device Technology, Inc. *	2,321,100
90,000	Photronics, Inc. *	846,000
155,000	Tower Semiconductor Ltd. *	3,696,750
		6,863,850
Construction: 9.4%
40,000	Dycom Industries, Inc. *	3,580,800
112,500	LGI Homes, Inc. *	4,520,250
90,000	Primoris Services Corp.	2,244,600
		10,345,650
Depository Credit Intermediation: 7.4%
65,000	Hilltop Holdings, Inc.	1,703,650
145,000	Triumph Bancorp, Inc. *	3,559,750
110,000	Veritex Holdings, Inc. *	2,896,300
		8,159,700
Financial Investment Activities: 3.4%
150,000	TriState Capital Holdings, Inc. *	3,780,000

Food Manufacturing: 2.5%
90,000	Farmer Brothers Co. *	2,722,500

Footwear Manufacturing: 2.7%
75,000	Steven Madden Ltd. *	2,996,250

Freight Transportation: 2.1%
130,000	Covenant Transportation Group, Inc. - Class A *	2,278,900

Funeral Services: 2.0%
80,000	Carriage Services, Inc.	2,156,800

General Manufacturing: 2.8%
85,000	Cooper Tire & Rubber Co.	3,068,500

Ground Transportation: 2.2%
400,000	Student Transportation, Inc.	2,428,000

Heavy & Civil Engineering Construction: 1.4%
60,000	Century Communities, Inc. *	1,488,000

Insurance: 3.3%
200,000	Hallmark Financial Services, Inc. *	2,254,000
77,000	State National Companies, Inc.	1,415,260
		3,669,260
Land Ownership & Leasing: 0.6%
25,000	Consolidated-Tomoka Land Co.	1,423,750
50,200	Mesabi Trust	685,230
		2,108,980

Medical Equipment & Supplies Manufacturing: 4.7%
15,000	Analogic Corp.	1,089,750
200,000	Nuvectra Corp. *	2,656,000
120,000	SeaSpine Holdings Corp. *	1,382,400
		5,128,150
Mining, Oil & Gas Extraction: 3.3%
65,000	Panhandle Oil and Gas, Inc.	1,501,500
165,000	Ring Energy, Inc. *	2,145,000
		3,646,500
Motor Vehicle Parts Manufactoring: 2.8%
180,000	Blue Bird Corp. *	3,060,000

Non-Depository Credit Intermediation: 2.6%
50,000	Westwood Holdings Group, Inc.	2,834,500

Petroleum Products: 1.3%
250,000	Aegean Marine Petroleum Network, Inc.	1,462,500

Pharmaceuticals: 2.5%
80,000	Emergent BioSolutions, Inc. *	2,712,800

Radio & Television Broadcasting: 2.2%
145,000	Vistra Energy Corp.	2,434,550

Real Estate Investments Trust: 1.2%
75,000	Owens Realty Mortgage, Inc.	1,272,000

Recreation: 1.8%
150,000	ClubCorp Holdings, Inc.	1,965,000

Restaurants & Eating Places: 2.0%
135,000	Del Frisco's Restaurant Group, Inc. *	2,173,500

Retail Trade: 4.2%
150,000	Build-A-Bear Workshop, Inc. *	1,567,500
565,000	Sportsman's Warehouse Holdings, Inc. *	3,051,000
		4,618,500

Support Activities for Mining: 1.3%
115,000	Select Energy Services, Inc. *	1,397,250

Support Activities for Transportation: 2.3%
230,000	Daseke, Inc. *	2,559,900

Water & Sewage Systems: 1.0%
145,757	Pure Cycle Corp. *	1,129,617

TOTAL COMMON STOCKS
(Cost $96,689,774)		107,603,307
SHORT-TERM INVESTMENTS: 2.7%
Money Market Funds: 2.7%
3,010,530	Invesco Short-Term Investments Trust-Treasury Portfolio - Institutional Class, 0.850% [1]	3,010,530
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,010,530)		3,010,530
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $99,700,304)		110,613,837
Liabilities in Excess of Other Assets: (0.6)%		(690,538)
TOTAL NET ASSETS: 100.0%		$109,923,299

ADR	American Depositary Receipt
*	Non-income producing security
[1]	Seven-day yield as of June 30, 2017
	Share Balance March 31, 2017	Purchases	Sales	Share Balance June 30, 2017	Realized Gain (Loss)	Dividend Income	Value June 30, 2017	Cost
U.S. Concrete, Inc. ^	36,000	-	6,000	30,000	$85,995	$-	$2,356,500	$1,527,784
Total					$85,995	$-

^ This security was considered an affiliate during the period, but is no longer an affiliate at June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$99,700,304
Gross unrealized appreciation	14,082,085
Gross unrealized depreciation	(3,168,552)
Net unrealized appreciation	$10,913,533

+Because tax adjustments are calculated annually at the end of the Hodges Small Intrinsic Value Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$107,603,307	$-	$-	$107,603,307
Short-Term Investments	3,010,530	-	-	3,010,530
Total Investments	$110,613,837	$-	$-	$110,613,837

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended June 30, 2017.

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 98.4%
Air Transportation: 3.0%
6,000	Alaska Air Group, Inc.	$538,560

Basic Materials Manufacturing: 6.0%
6,000	Eagle Materials, Inc.	554,520
25,000	KapStone Paper & Packaging Corp.	515,750
		1,070,270
Chemical Manufacturing: 2.1%
13,000	CF Industries Holdings, Inc.	363,480

Computer & Electronic Products: 3.8%
20,000	Cypress Semiconductor Corp.	273,000
10,000	NCR Corp. *	408,400
		681,400
Construction: 7.0%
15,000	DR Horton, Inc.	518,550
18,000	LGI Homes, Inc. *	723,240
		1,241,790
Depository Credit Intermediation: 10.1%
7,000	Comerica, Inc.	512,680
10,250	Southside Bancshares, Inc.	358,135
35,000	Veritex Holdings, Inc. *	921,550
		1,792,365
Food & Beverage Manufacturing: 3.7%
30,000	Pilgrim's Pride Corp. *	657,600

General Manufacturing: 2.4%
12,000	Cooper Tire & Rubber Co.	433,200

Household Goods: 3.2%
3,000	Whirlpool Corp.	574,860

Leisure: 8.1%
20,000	AMC Entertainment Holdings, Inc.	455,000
18,000	Norwegian Cruise Line Holdings Ltd. *	977,220
		1,432,220
Machinery: 2.8%
4,000	Middleby Corp. *	486,040

Mining, Oil & Gas Extraction: 10.8%
50,000	Callon Petroleum Co. *	530,500
60,000	Cliffs Natural Resources, Inc. *	415,200
17,500	Parsley Energy, Inc. - Class A *	485,625
50,000	WPX Energy, Inc. - Class A *	483,000
		1,914,325
Pharmaceutical & Medicine Manufacturing: 3.4%
10,000	Bioverativ, Inc. *	601,700

Professional & Commercial Equipment & Supplies Merchant Wholesalers: 3.5%
13,000	Patterson Companies, Inc.	610,350

Rail Transportation: 3.0%
5,000	Kansas City Southern	523,250

Retail Trade: 7.9%
5,000	Casey's General Stores, Inc.	535,550
45,000	Conn's, Inc. *	859,500
		1,395,050
Securities & Commodity Contracts Intermediation & Brokerage: 2.3%
2,500	Affiliated Managers Group, Inc.	414,650

Software Publishers: 4.4%
10,000	Fortinet, Inc. *	374,400
20,000	Nutanix, Inc. - Class A *	403,000
		777,400
Support Activities for Mining: 7.1%
75,000	Fairmount Santrol Holdings, Inc. *	292,500
35,000	Select Energy Services, Inc. *	425,250
15,000	U.S. Silica Holdings, Inc.	532,350
		1,250,100
Transportation & Warehousing: 3.8%
10,000	Kirby Corp. *	668,500

TOTAL COMMON STOCKS
(Cost $16,203,231)		17,427,110
SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%
314,377	Invesco Short-Term Investments Trust-Treasury Portfolio - Institutional Class, 0.850% [1]	314,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $314,377)		314,377
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $16,517,608)		17,741,487
Liabilities in Excess of Other Assets: (0.2)%		(37,433)
TOTAL NET ASSETS: 100.0%		$17,704,054

*	Non-income producing security
[1]	Seven-day yield as of June 30, 2017
	Share Balance March 31, 2017	Purchases	Sales	Share Balance June 30, 2017	Realized Gain (Loss)	Dividend Income	Value June 30, 2017	Cost
U.S. Concrete, Inc.^	5,000	-	5,000	-	$56,960	$-	$-	$-
Total					$56,960	$-

^ This security was considered an affiliate during the period, but is no longer an affiliate at June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$16,517,608
Gross unrealized appreciation	2,419,201
Gross unrealized depreciation	(1,195,322)
Net unrealized appreciation	$1,223,879

+Because tax adjustments are calculated annually at the end of the Hodges Small-Mid Cap Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,427,110	$-	$-	$17,427,110
Short-Term Investments	314,377	-	-	314,377
Total Investments	$17,741,487	$-	$-	$17,741,487

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended June 30, 2017.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Air Transportation: 6.3%
35,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$509,250

Basic Materials Manufacturing: 10.9%
15,000	Commercial Metals Co.	291,450
10,000	KapStone Paper & Packaging Corp.	206,300
25,000	TimkenSteel Corp. *	384,250
		882,000
Cement & Concrete Product Manufacturing: 4.1%
35,000	Cemex SAB de CV - ADR *	329,700

Computer & Electronic Products: 1.2%
230,000	Intrusion, Inc. *,1	101,177

Depository Credit Intermediation: 6.4%
10,000	Bank of America Corp.	242,600
5,000	Wells Fargo & Co.	277,050
		519,650

Internet Services: 5.7%
40,000	Gogo, Inc. *	461,200

Land Ownership & Leasing: 3.4%
20,000	Mesabi Trust	273,000

Manufacturing: 4.4%
80,000	The Dixie Group, Inc. *,2	360,000

Mining, Oil & Gas Extraction: 19.7%
70,000	Cliffs Natural Resources, Inc. *	484,400
70,000	Comstock Resources, Inc. *,2	494,900
35,000	Ring Energy, Inc. *	455,000
20,000	Transocean Ltd. *	164,600
		1,598,900

Petroleum Products: 1.8%
25,000	Aegean Marine Petroleum Network, Inc.	146,250

Pharmaceuticals: 10.3%
4,000	Gilead Sciences, Inc.	283,120
8,000	Mylan NV *	310,560
5,000	Pacira Pharmaceuticals, Inc. *	238,500
		832,180
Publishing Industries: 3.1%
45,000	A.H. Belo Corp. - Class A	247,500

Restaurants & Eating Places: 4.0%
115,000	Luby's, Inc. *,2	323,150

Retail Trade: 16.8%
35,000	American Eagle Outfitters, Inc.	421,750
35,000	Chico's FAS, Inc.	329,700
50,000	J.C. Penney Co., Inc. *	232,500
10,000	Lumber Liquidators Holdings, Inc. *	250,600
2,000	Signet Jewelers Ltd.	126,480
		1,361,030
Support Activities for Mining: 1.1%
22,500	Fairmount Santrol Holdings, Inc. *	87,750

TOTAL COMMON STOCKS
(Cost $8,011,156)		8,032,737
Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 0.2% *
Restaurants & Eating Places: 0.2%
3	Chipotle Mexican Grill, Inc. Expiration: January 2018, Exercise Price: $380.00	16,740
TOTAL CALL OPTIONS PURCHASED
(Cost $28,453)		16,740
Shares
SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
66,389	Invesco Short-Term Investments Trust-Treasury Portfolio - Institutional Class, 0.850% [3]	66,389
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,389)		66,389
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $8,105,998)		8,115,866
Liabilities in Excess of Other Assets: (0.2)%		(21,301)
TOTAL NET ASSETS: 100.0%		$8,094,565

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of June 30, 2017, the total value of the investment considered illiquid was $94,461 or 1.2% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2017	Purchases	Sales	Share Balance June 30, 2017	Realized Gain (Loss)	Dividend Income	Value June 30, 2017	Cost
Comstock Resources, Inc.	70,000	-	-	70,000	$-	$-	$494,900	$310,922
The Dixie Group, Inc.	111,022	-	31,022	80,000	(191,085)	-	360,000	291,263
Luby's, Inc.	115,000	-	-	115,000	-	-	323,150	602,504
Total					$(191,085)	$-	$1,178,050	$1,204,689

[3]	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$8,105,998
Gross unrealized appreciation	1,214,649
Gross unrealized depreciation	(1,204,781)
Net unrealized appreciation	$9,868

+Because tax adjustments are calculated annually at the end of the Hodges Pure Contrarian Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,032,737	$-	$-	$8,032,737
Call Options Purchased	-	16,740	-	16,740
Short-Term Investments	66,389	-	-	66,389
Total Investments	$8,099,126	$16,740	$-	$8,115,866

The basis for recognizing transfers is at the end of the period in which transfers occur. There was a transfer of $101,177 out of Level 2 and into Level 1 in the Fund due to the receipt of an official closing price from the exchange on which the applicable security is principally traded, for the period ended June 30, 2017.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The monthly average absolute value of options held by the Fund during the period was $20,374.  The following table presents the value of derivative instruments, held long or sold short by the Fund, at  June 30, 2017:

	Value - Asset Derivative		Value - Liability Derivative		Net Unrealized Gain/(Loss) on Open Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$16,740	$-	$-	$-	$(11,713)

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Aerospace & Defense: 4.3%
5,000	The Boeing Co.	$988,750

Aerospace Product & Parts Manufacturing: 2.6%
3,000	General Dynamics Corp.	594,300

Air Transportation: 7.1%
18,000	Delta Air Lines, Inc.	967,320
11,000	Southwest Airlines Co.	683,540
		1,650,860
Building Material & Supplies Dealers: 2.7%
8,000	Lowe's Companies, Inc.	620,240

Computer & Electronic Products: 9.8%
8,000	Apple, Inc.	1,152,160
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	699,200
5,500	Texas Instruments, Inc.	423,115
		2,274,475
Consumer, Non-Durable: 3.2%
8,500	Procter & Gamble Co.	740,775

Depository Credit Intermediation: 8.3%
10,000	Bank of America Corp.	242,600
15,000	Citigroup, Inc.	1,003,200
12,000	Wells Fargo & Co.	664,920
		1,910,720
Food & Beverage Products: 2.5%
5,000	PepsiCo, Inc.	577,450

Hotels, Restaurants & Leisure: 2.8%
10,000	Las Vegas Sands Corp.	638,900

Internet Services: 7.6%
600	Alphabet, Inc. - Class A *	557,808
8,000	Facebook, Inc. - Class A *	1,207,840
		1,765,648
Mining, Oil & Gas Extraction: 8.0%
23,000	Continental Resources, Inc. *	743,590
35,000	EnLink Midstream, LLC	616,000
11,000	Targa Resources Corp.	497,200
		1,856,790
Non-Depository Credit Intermediation: 3.3%
8,000	Visa, Inc. - Class A	750,240

Petroleum Products: 5.3%
4,000	Chevron Corp.	417,320
10,000	Exxon Mobil Corp.	807,300
		1,224,620

Pharmaceuticals: 12.2%
8,000	AbbVie, Inc.	580,080
9,000	Eli Lilly & Co.	740,700
7,500	Johnson & Johnson	992,175
8,000	Merck & Co., Inc.	512,720
		2,825,675
Rail Transportation: 2.4%
5,000	Union Pacific Corp.	544,550

Retail Trade: 7.9%
8,000	The Home Depot, Inc.	1,227,200
8,000	Wal-Mart Stores, Inc.	605,440
		1,832,640
Software Publishers: 5.1%
17,000	Microsoft Corp.	1,171,810

Telecommunications: 4.8%
15,000	AT&T, Inc.	565,950
12,000	Verizon Communications, Inc.	535,920
		1,101,870
TOTAL COMMON STOCKS
(Cost $18,370,486)		23,070,313
SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
100,405	Invesco Short-Term Investments Trust-Treasury Portfolio -Institutional Class, 0.850% [1]	100,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,405)		100,405
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $18,470,891)		23,170,718
Liabilities in Excess of Other Assets: (0.3)%		(75,368)
TOTAL NET ASSETS: 100.0%		$23,095,350

ADR	American Depositary Receipt
*	Non-income producing security
[1]	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$18,470,891
Gross unrealized appreciation	5,092,157
Gross unrealized depreciation	(392,330)
Net unrealized appreciation	$4,699,827

+Because tax adjustments are calculated annually at the end of the Hodges Blue Chip Equity Income Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,070,313	$-	$-	$23,070,313
Short-Term Investments	100,405	-	-	100,405
Total Investments	$23,170,718	$-	$-	$23,170,718

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended June 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                 August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                 August 28, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                 August 28, 2017

* Print the name and title of each signing officer under his or her signature.